Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Changes in equity and earnings per share
16.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during 2022:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	38.2	(3 994)	(4 366)
Changes during the period	(1.7)	184	(112)

	36.5	(3 810)	(4 478)

As at 30 June 2022, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 36 459 623 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 282 053 459 restricted shares. As at 30 June 2022, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination), the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one
basis and they rank equally with the ordinary shares with respect to dividends and voting rights. By 30 June 2022, from the 326 million restricted shares issued at the time of the SAB combination, 44 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
ZENZELE SCHEMES IN SOUTH AFRICA
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment
(B-BBEE)
scheme, which provided opportunities for black South Africans, including employees (through the SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and the SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a
10-year
scheme, was amended at the time of the combination with SAB and matured on 31 March 2020. As part of the combination with SAB in 2016, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity of the Zenzele Scheme.
Obligations to the SAB Foundation and the employees as beneficiaries of the SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the
COVID-19
outbreak, the remaining settlement (22,6%) was postponed and was performed on 28 May 2021, when the new scheme, Zenzele Kabili was created.
5.1
 million AB InBev Treasury shares were used in 2021 for the settlement of part of the prior and the new
B-BBEE
schemes (based on the AB InBev share price and the ZAR Euro exchange rate as at 24 May 2021
1
). The new Zenzele scheme arrangement met the criteria under IFRS 2 to be classified as equity settled. The IFRS 2 charge for the period ended 3
0
 June 2021 is reported in exceptional items (Refer to Note 7 exceptional
items
).

1	Considering the closing share price of 62.26 euro per share as at 24 May 2021 and ZAR per Euro exchange rate of 17.0064 as at 24 May 2021.

CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
In the
six-month
period ended 30 June 2022, there were no significant purchases or disposals of non-controlling
interests in subsidiaries.
BORROWED SHARES
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2022, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfill share-based compensation plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 27 April 2022,
a dividend of 0.50 euro per share

or 1 004m euro was approved at the shareholders’ meeting. The dividend was paid out as of 5 May 2022.
On 28 April 2021,
a dividend of
 0.50
 euro per share
or 1 003m euro was approved at the shareholders’ meeting. The dividend was paid out as of 6 May 2021.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 30 June 2022, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 101	—	—	2 101
Cash flow hedges	—	(210)	—	(210)
Re-measurements of post-employment benefits	—	—	—	—

Other comprehensive income/(loss)	2 101	(210)	—	1 892

As per 30 June 2022	(31 453)	271	(1 504)	(32 685)

The decrease in translation reserves is primarily related to the combined effect of the appreciation of the closing rates of the Brazilian reais, the British Pound, the Mexican Pesos and the Peruvian Sol and the weakening of the closing rate of the Euro, which resulted in a foreign exchange translation adjustment of 2 101m US dollar as of 30 June 2022 (
increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 347)	—	—	(1 347)
Cash flow hedges	—	184	—	184
Re-measurements of post-employment benefits	—	—	(5)	(5)

Other comprehensive income/(loss)	(1 347)	184	(5)	(1 168)

As per 3 0 June 2021	(30 581)	560	(1 988)	(32 009)

EARNINGS PER SHARE
The calculation of basic earnings per share for the
six-month
period ended 30 June 2022 is based on the profit attributable to equity holders of AB InBev of 1 692m US dollar (30 June 2021: 2 458m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2022	2021
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 981	1 972
Effect of stock lending	30	30
Effect of delivery of treasury shares	1	2

Weighted average number of ordinary and restricted shares at 30 June	2 012	2 004

The calculation of diluted earnings per share for the
six-month
period ended 30 June 2022 is based on the profit attributable to equity holders of AB InBev of 1 692m US dollar (30 June 2021: 2 458m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2022	2021
Weighted average number of ordinary and restricted shares at 30 June	2 012	2 004
Effect of share options, warrants and restricted stock units	35	41

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 047	2 045

The calculation of earnings per share before exceptional items is based on the profit before exceptional items, attributable to equity holders of AB InBev. The calculation of the Underlying EPS is based on the profit before exceptional items, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2022	2021¹
Profit attributable to equity holders of AB InBev	1 692	2 458
Net impact of exceptional items on profit (refer to Note 7)	1 168	466
Profit before exceptional items, attributable to equity holders of AB InBev	2 860	2 924
Mark-to-market losses/(gains) on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	(162)	(348)
Hyperinflation impacts	(26)	30

Underlying profit	2 672	2 606

1	Amended to conform to 2022 presentation.

The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2022	2021
Profit attributable to equity holders of AB InBev	1 692	2 458
Weighted average number of ordinary and restricted shares	2 012	2 004

Basic EPS	0.84	1.23

Profit before exceptional items, attributable to equity holders of AB InBev	2 860	2 924
Weighted average number of ordinary and restricted shares	2 012	2 004

Basic EPS before exceptional items	1.42	1.46

Profit before exceptional items, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2 672	2 606
Weighted average number of ordinary and restricted shares	2 012	2 004

Underlying EPS	1.33	1.30

Profit attributable to equity holders of AB InBev	1 692	2 458
Weighted average number of ordinary and restricted shares (diluted)	2 047	2 045

Diluted EPS	0.83	1.20

Profit before exceptional items, attributable to equity holders of AB InBev	2 860	2 924
Weighted average number of ordinary and restricted shares (diluted)	2 047	2 045

Diluted EPS before exceptional items	1.40	1.43

Earnings per share before exceptional items and Underlying EPS are non-IFRS
measures.
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS before exceptional items, 56m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 30 June 2022 (30 June 2021: 72m share options).